Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	Therapix Biosciences Ltd.
Entity Central Index Key	0001611746
Amendment Flag	false
Trading Symbol	TRPX
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	139,885,524